NEWPOINT EQUITY FUND

                               SEMI-ANNUAL REPORT
                                  MAY 31, 1999

                                      A Diversified Portfolio of Newpoint Funds, an Open-End, Management Investment Company




Federated Securities Corp., Distributor

Cusip 651722209
G01234-01 (7/99)
[Logo for Recycled Paper]

[Logo of Newpoint]

PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders of Newpoint Equity Fund for the six-month period from December 1, 1998 through May 31, 1999. The report begins with a brief commentary on the stock market from the fund's portfolio manager. Following the commentary are a complete listing of the fund's investments and its financial statements.

Newpoint Equity Fund invests in a diversified portfolio of high-quality stocks across the industrial spectrum. Many of the fund's holdings include prominent, "household name" companies, including Exxon, General Electric, Home Depot, Intel, McDonald's, PepsicCo, Pfizer, Schwab (Charles), Time Warner, and Wal-Mart.

During the reporting period, the U.S. stock market continued its upward momentum, and Newpoint Equity Fund produced a strong six-month total return of 13.52%, or 8.40% adjusted for the sales charge/1/. Contributing to the fund's total return was a 10% increase in share price and capital gains totaling $0.65 per share. At the end of the reporting period, fund assets reached $65.3 million.

Thank you for selecting Newpoint Equity Fund as a way to pursue your long-term goals through a diversified and professionally managed portfolio of U.S. stocks. We'll continue to keep you up-to-date on your progress.

Sincerely,
Edward C. Gonzales
President
July 15, 1999


/1/Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.



INVESTMENT REVIEW
-------------------------------------------------------------------------------

For the six-month reporting period from December 1, 1998 through May 31, 1999, the Newpoint Equity Fund (the "fund") has underperformed the Standard & Poors 500 Index/1/, 4.48% (-0.23 after the sales change) versus 6.43%. The performance of the fund's overweighted industrial sectors of Technology (6.57%), Drugs (-19.43%) and the market weighted sector of Financials (1.74%) underperformed the fund's underweighted industrial sectors of Capital Goods (11.41%), Energy (11.89%), and Basic Industrials (12.73%). Since the Standard and Poors 500 Index's performance year-to-date has been driven by Capital Goods, Energy, and Basic Industrials, the fund was overweighted in the wrong industrial sectors for superior year-to-date performance. However, we antici-pate that the productivity of the technology sector, new drugs in the health care area, and the consolidation of the financial sector should maintain these sectors as top performers for 1999. In the technology sector, we favor companies that have a proprietary product with high switching costs. Examples of this type of company are: Microsoft, Intel, Lucent and Cisco. In the financial area we favor companies that are consolidating like Citicorp and fast growing brokers like Schwab. In Health Care, Pfizer, Forest Labs and Warner Lambert have new drugs that are driving strong sales growth.

We feel the stock market's dominate secular themes of globalization, technology and demographics have been temporarily overwhelmed by the cyclical forces of revaluations of currencies that have occurred in Southeast Asia, ripples from revaluations that have affected other foreign country's business cycles like Brazil, and reflation (the reversal of deflation by government intervention) that revaluations and ripples have forced on the U.S. and other developed world Central Banks. We feel the battle between the secular themes and the cyclical forces will continue for awhile, but the secular themes are much stronger than the cyclical forces and, in the end, will win. If they do, the large cap growth stocks (which is the area we favor) should emerge as the primary beneficiaries of globalization, technology and demographics. While the battle rages between the secular and cyclical, the market will be inordinately volatile. We feel our best course of action is to remain patiently with our convictions. Therefore, we feel the fund's present structure should provide the best opportunity for capital appreciation for the coming year.

/s/ Wesley C. Meinerding
Wesley C. Meinerding
Vice President and Trust Officer
First Merit Bank N.A.

/1/The Standard & Poors 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.


NEWPOINT EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                      VALUE
 ------ -------------------------------   -----------
 COMMON STOCKS--98.5%
 --------------------------------------
        BASIC INDUSTRY--2.2%
        -------------------------------
 35,000 Monsanto Co.                      $ 1,452,500
        -------------------------------   -----------
        CAPITAL GOODS--4.1%
        -------------------------------
 26,200 General Electric Co.                2,664,212
        -------------------------------   -----------
        CAPITAL GOODS TECHNOLOGY--33.8%
        -------------------------------
  3,500 (1)America Online, Inc.               417,813
        -------------------------------
 13,504 Boeing Co.                            570,544
        -------------------------------
 36,600 (1)Cisco Systems, Inc.              3,989,400
        -------------------------------
 46,000 (1)Dell Computer Corp.              1,584,125
        -------------------------------
 12,000 (1)EMC Corp. Mass                   1,195,500
        -------------------------------
 34,000 Intel Corp.                         1,838,125
        -------------------------------
 48,000 Lucent Technologies, Inc.           2,730,000
        -------------------------------
 42,000 (1)Microsoft Corp.                  3,388,875
        -------------------------------
 13,250 Nokia Oy, Class A, ADR                940,750
        -------------------------------
 18,400 Raytheon Co., Class B               1,252,350
        -------------------------------
 60,000 (1)Sun Microsystems, Inc.           3,585,000
        -------------------------------
  5,000 Texas Instruments, Inc.               546,875
        -------------------------------   -----------
        Total                              22,039,357
        -------------------------------   -----------
        CONSUMER CYCLICAL--8.0%
        -------------------------------
 31,000 Home Depot, Inc.                    1,763,125
        -------------------------------
 10,000 Limited, Inc.                         488,750
        -------------------------------
 15,000 Nike, Inc., Class B                   914,062
        -------------------------------
 48,000 Wal-Mart Stores, Inc.               2,046,000
        -------------------------------   -----------
        Total                               5,211,937
        -------------------------------   -----------
        CONSUMER SERVICES--2.6%
        -------------------------------
 20,000 McDonald's Corp.                      770,000
        -------------------------------
 14,000 Time Warner, Inc.                 $   952,875
        -------------------------------   -----------
        Total                               1,722,875
        -------------------------------   -----------
        CONSUMER STAPLES--5.2%
        -------------------------------
 16,000 Gillette Co.                          816,000
        -------------------------------
 20,000 PepsiCo, Inc.                         716,250
        -------------------------------
 20,000 Procter & Gamble Co.                1,867,500
        -------------------------------   -----------
        Total                               3,399,750
        -------------------------------   -----------
        DRUGS & HEALTHCARE--18.7%
        -------------------------------
 20,000 (1)Amgen, Inc.                      1,265,000
        -------------------------------
 52,000 (1)Boston Scientific Corp.          1,972,750
        -------------------------------
 10,000 (1)Forest Labratories, Inc.,
        Class A                               476,250
        -------------------------------
 10,000 Lilly (Eli) & Co.                     714,375
        -------------------------------
 22,000 Medtronic, Inc.                     1,562,000
        -------------------------------
 20,000 Pfizer, Inc.                        2,140,000
        -------------------------------
 31,500 (1)Thermo Cardiosystems, Inc.         376,031
        -------------------------------
 60,000 Warner-Lambert Co.                  3,720,000
        -------------------------------   -----------
        Total                              12,226,406
        -------------------------------   -----------
        ENERGY--4.7%
        -------------------------------
 16,800 Exxon Corp.                         1,341,900
        -------------------------------
 15,000 Royal Dutch Petroleum Co., ADR        848,437
        -------------------------------
 15,000 Schlumberger Ltd.                     902,813
        -------------------------------   -----------
        Total                               3,093,150
        -------------------------------   -----------
        FINANCE--INSURANCE, BANKING
        & OTHER--13.8%
        -------------------------------
 16,875 American International
        Group, Inc.                         1,929,023
        -------------------------------
 16,000 Citigroup, Inc.                     1,060,000
        -------------------------------
 10,000 Firstar Corp.                         288,125
        -------------------------------
 58,331 Healthcare Realty Trust, Inc.       1,261,408
        -------------------------------
 20,000 National Golf Properties, Inc.        516,250
        -------------------------------
        FINANCE--INSURANCE, BANKING
        & OTHER--(CONTINUED)
        ------------------------------
 20,500 Progressive Corp., OH             $ 2,877,688
        ------------------------------
 10,000 Schwab (Charles) Corp.              1,058,125
        ------------------------------    -----------
        Total                               8,990,619
        ------------------------------    -----------
        TRANSPORTATION--2.7%
        ------------------------------
 32,000 (1)FDX Corp.                        1,762,000
        ------------------------------    -----------
        UTILITIES--2.7%
        ------------------------------
 20,000 (1)MCI Worldcom, Inc.               1,727,500
        ------------------------------    -----------
        TOTAL COMMON STOCKS
        (IDENTIFIED COST $35,885,909)      64,290,306
        ------------------------------    -----------
MUTUAL FUND SHARES--1.5%
--------------------------------------
274,995 SSGA U.S. Government Money
        Market Fund, Series A                 274,995
        ------------------------------
725,164 Seven Seas Money Market Fund          725,164
        ------------------------------    -----------
        TOTAL MUTUAL FUND SHARES
        (AT AMORTIZED COST)                 1,000,159
        -----------------------------     -----------
        TOTAL INVESTMENTS (IDENTIFIED
        COST $36,886,068)(2)              $65,290,465
        -----------------------------     -----------

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $36,886,068. The net unrealized appreciation of investments on a federal tax basis amounts to $28,404,397 which is comprised of $29,724,012 appreciation and $1,319,615 depreciation at May 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($65,279,189) at May 31, 1999.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
----------------------------
Total investments in
securities, at value
(identified and tax cost
$36,886,068)                 $65,290,465
----------------------------
Cash                                 242
----------------------------
Income receivable                 41,335
---------------------------- -----------
  Total assets                65,332,042
----------------------------
LIABILITIES:
------------------
Accrued expenses     $52,853
------------------ ---------
  Total liabilities               52,853
---------------------------- -----------
Net Assets for 3,009,404
shares outstanding           $65,279,189
---------------------------- -----------
NET ASSETS CONSIST OF:
----------------------------
Paid in capital              $34,676,626
----------------------------
Net unrealized appreciation
of investments                28,404,397
----------------------------
Accumulated net realized
gain on investments            2,243,841
----------------------------
Distributions in excess of
net investment income           (45,675)
---------------------------- -----------
  Total Net Assets           $65,279,189
---------------------------- -----------
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
----------------------------
Net Asset Value Per Share
($65,279,189 / 3,009,404
shares outstanding)               $21.69
---------------------------- -----------
Offering Price Per Share
(100/95.50 of $21.69)(1)          $22.71
---------------------------- -----------

(1) See "What Do Shares Cost?" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------
Dividends                                                           $  260,652
------------------------------------------------------------------
Interest                                                                26,670
------------------------------------------------------------------  ----------
  Total income                                                         287,322
------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $243,675
--------------------------------------------------------
Administrative personnel and services fee                   50,086
--------------------------------------------------------
Custodian fees                                               3,132
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses    11,260
--------------------------------------------------------
Directors'/Trustees' fees                                    3,585
--------------------------------------------------------
Auditing fees                                                6,264
--------------------------------------------------------
Legal fees                                                     936
--------------------------------------------------------
Portfolio accounting fees                                   22,233
--------------------------------------------------------
Share registration costs                                     7,807
--------------------------------------------------------
Printing and postage                                         5,007
--------------------------------------------------------
Insurance premiums                                           1,422
--------------------------------------------------------
Miscellaneous                                                7,851
--------------------------------------------------------  --------
  Total expenses                                           363,258
--------------------------------------------------------
Waiver--
--------------------------------------------------------
  Waiver of investment advisory fee                        (23,764)
--------------------------------------------------------  --------
  Net expenses                                                         339,494
------------------------------------------------------------------  ----------
    Net investment loss                                                (52,172)
------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------
Net realized gain on investments                                     2,243,754
------------------------------------------------------------------
Net change in unrealized appreciation of investments                 5,664,864
------------------------------------------------------------------  ----------
  Net realized and unrealized gain on investments                    7,908,618
------------------------------------------------------------------  ----------
    Change in net assets resulting from operations                  $7,856,446
------------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                     ENDED
                                                  (UNAUDITED)      YEAR ENDED
                                                  MAY 31, 1999  NOVEMBER 30, 1998
                                                  ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------
OPERATIONS--
------------------------------------------------
Net investment income (loss)                      $  (52,172)      $    43,567
------------------------------------------------
Net realized gain on investments ($2,243,754 and
$1,916,090, respectively, as computed for
federal tax purposes)                               2,243,754        1,916,090
------------------------------------------------
Net change in unrealized appreciation               5,664,864        6,992,741
------------------------------------------------  -----------      -----------
  Change in net assets resulting from operations    7,856,446        8,952,398
------------------------------------------------  -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------
Distributions from net investment income               (5,882)         (40,878)
------------------------------------------------
Distributions from net realized gains              (1,916,013)      (2,622,798)
------------------------------------------------  -----------      -----------
  Change in net assets resulting from
  distributions to shareholders                    (1,921,895)      (2,663,676)
------------------------------------------------  -----------      -----------
SHARE TRANSACTIONS--
------------------------------------------------
Proceeds from sale of shares                        1,647,154        3,758,666
------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                1,908,529        2,625,273
------------------------------------------------
Cost of shares redeemed                            (2,531,702)      (3,241,375)
------------------------------------------------  -----------      -----------
  Change in net assets resulting from share
   transactions                                     1,023,981        3,142,564
------------------------------------------------  -----------      -----------
    Change in net assets                            6,958,532        9,431,286
------------------------------------------------
NET ASSETS:
------------------------------------------------
Beginning of period                                58,320,657       48,889,371
------------------------------------------------  -----------      -----------
End of period (including undistributed net
investment income of $12,379, for the year ended
November 30, 1998)                                $65,279,189      $58,320,657
------------------------------------------------  -----------      -----------

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                            ENDED
                         (UNAUDITED)            YEAR ENDED NOVEMBER 30,
                           MAY 31,      --------------------------------------------
                            1999         1998      1997     1996     1995    1994(1)
                            ----         ----      ----     ----     ----    -------
NET ASSET VALUE,
BEGINNING OF PERIOD         $19.71       $17.69    $15.14   $12.69  $  9.78   $10.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income       (0.02)        0.01      0.04     0.07     0.10     0.05
-----------------------
 Net realized and
 unrealized gain (loss)
 on investments               2.65         2.97      3.19     2.61     2.91    (0.23)
-----------------------    -------      -------   -------  -------  -------  -------
 Total from investment
 operations                   2.63         2.98      3.23     2.68     3.01    (0.18)
-----------------------    -------      -------   -------  -------  -------  -------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income            0.00(2)     (0.01)    (0.04)   (0.07)   (0.10)   (0.04)
-----------------------
 Distributions from net
 realized gain on
 investments                 (0.65)       (0.95)    (0.64)   (0.16)      --       --
-----------------------    -------      -------   -------  -------  -------  -------
 Total distributions         (0.65)       (0.96)    (0.68)   (0.23)   (0.10)   (0.04)
-----------------------    -------      -------   -------  -------  -------  -------
NET ASSET VALUE, END OF
PERIOD                      $21.69       $19.71    $17.69   $15.14   $12.69   $ 9.78
-----------------------    -------      -------   -------  -------  -------  -------
TOTAL RETURN (3)             13.52%       18.09%    22.34%   21.38%   30.97%   (1.76%)
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
 Expense (4)                  1.11%(5)     1.18%     1.26%    1.50%    2.00%    2.72%(5)
-----------------------
 Net investment income
 (4)                         (0.23)%(5)   (0.07)%    0.09%    0.14%    0.36%    0.64%(5)
-----------------------
 Expenses (after
 waivers)                     1.04%(5)     1.03%     1.11%    1.13%    1.48%    1.00%(5)
-----------------------
 Net investment income
 (after waivers)             (0.16)%(5)    0.08%     0.24%    0.51%    0.88%    2.36%(5)
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
 period (000 omitted)      $65,279      $58,321   $48,889  $42,858  $25,803  $11,614
-----------------------
 Portfolio turnover             13%          30%       44%      49%      35%       0%
-----------------------

(1) Reflects operations for the period from September 13, 1994 (date of initial public investment) to November 30, 1994. For the period from August 30, 1994 (start of business) to September 12, 1994, the Fund had no investment activity.

(2) Amount represents less than $0.01 per share.

(3) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(4) During the period, certain fees were voluntarily waived and reimbursed. If such voluntarily waivers and reimbursements had not occurred, the ratios would have been indicated.

(5) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Newpoint Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve growth of capital and income.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                               SIX MONTHS   YEAR ENDED
                                                 ENDED     NOVEMBER 30,
                                              MAY 31, 1999     1998
--------------------------------------------  ------------ ------------
Shares sold                                       75,890      209,947
--------------------------------------------
Shares issued to shareholders in payment of
distributions declared                            92,111      163,745
--------------------------------------------
Shares redeemed                                 (118,204)    (177,349)
--------------------------------------------    --------     --------
Net change resulting from share transactions      49,797      196,343
--------------------------------------------    --------     --------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--FirstMerit Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by FAS. The Fund has reimbursed FAS for this expenses. These expenses have been deferred and have been amortized over the five year period following effective date.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:

---------
PURCHASES  $8,916,245
---------  ----------
SALES      $8,245,456
---------  ----------

(6) YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.


TRUSTEES                            OFFICERS

John F. Donahue                     John F. Donahue
                                     Chairman
Thomas G. Bigley
                                    Edward C. Gonzales
John T. Conroy, Jr.                  President and Treasurer

William J. Copeland                 J. Christopher Donahue
                                     Executive Vice President
John F. Cunningham
                                    Richard B. Fisher
J. Christopher Donahue               Vice President

Lawrence D. Ellis, M.D.             John W. McGonigle
                                     Executive Vice President and Secretary
Edward C. Gonzales

                                    Beth S. Broderick
Peter E. Madden                      Vice President and Assistant Treasurer

Charles F. Mansfield, Jr.           C. Todd Gibson
                                     Assistant Secretary

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.




                                    NEWPOINT GOVERNMENT
                                    MONEY MARKET FUND



                                    SEMI-ANNUAL REPORT
                                    MAY 31, 1999

                                                      A Diversified Portfolio of
                                                                 Newpoint Funds,
                                      an Open-End, Management Investment Company


Federated Securities Corp., Distributor

Cusip 651722100
G00580-03 (7/99)

[Logo for Recycled Paper]             [Logo of Newpoint]





PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Newpoint Government Money Market Fund for the six-month period from December 1, 1998 through May 31, 1999. This report includes an investment review by the portfolio manager, a list of the fund's investments, and complete financial information.

This money market fund gives you a convenient way to help your ready cash earn daily income--while offering you the additional advantages of daily liquidity and stability of principal. The fund holds some of the safest investments available--short-term U.S. government obligations.

During the reporting period, the fund's portfolio of U.S. government money market securities paid dividends totaling $0.02 per share while maintaining a stable share value of $1.00./1/ The fund's assets reached $136.9 million on the last day of the reporting period.

Thank you for putting your ready cash to work on a daily basis through Newpoint Government Money Market Fund. We'll continue to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,


/s/ Edward C. Gonzales
Edward C. Gonzales
President
July 15, 1999


/1/An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.



INVESTMENT REVIEW
-------------------------------------------------------------------------------

The Newpoint Government Money Market Fund had an average maturity of 51 days at the beginning of 1999. This was relatively unchanged from the fall of 1998 when yields came down in the face of three rate cuts by the Federal Reserve Board (the "Fed"). The short-term yield curve proceeded to steepen through the beginning of 1999, as concerns arose about the domestic economy, which continued to show strength, while employment pressures increased. Even though inflation remained muted, the bond market's fear of a preemptive rate hike escalated. This reaction pushed yields higher through 1999. The fund continued to use this weakness to push its average duration out past 60 days.

The fund continues to follow a tax-managed strategy. We currently invest in issues with interest exempt from state and local taxes. Investments continue to be concentrated in agency discount paper. We plan to continue to ladder issues in an attempt to maximize yield to shareholders, while providing regular opportunities for reinvestment. We will monitor the interest rate environment closely and stand prepared to invest the Newpoint Government Money Market Fund to help optimize yield potential within the high quality standards of the fund.


/s/ Jeff Doerfler
Jeff A. Doerfler
Trust Officer & Portfolio Manager
FirstMerit Bank, N.A.


NEWPOINT GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                         VALUE
 ---------- ------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCIES--107.1%
 -----------------------------------------------------------
            FEDERAL FARM CREDIT BANK DISCOUNT NOTES--21.8%
            ------------------------------------------------
 30,000,000 (1)4.620%-4.836 %, 6/4/1999-8/10/1999              $ 29,842,311
            ------------------------------------------------   ------------
            FEDERAL FARM CREDIT BANK--25.6%
            ------------------------------------------------
 35,000,000 4.770%-4.870%, 6/1/1999-11/1/1999                    35,000,000
            ------------------------------------------------   ------------
            FEDERAL FARM CREDIT BANK--7.3%
            ------------------------------------------------
 10,000,000 4.85%, 12/1/1999                                     10,000,000
            ------------------------------------------------   ------------
            FEDERAL HOME LOAN BANK DISCOUNT NOTES--41.5%
            ------------------------------------------------
 57,335,000 (1)4.620%-4.963%, 6/1/1995-3/30/2000                 56,873,142
            ------------------------------------------------   ------------
            STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE
            NOTES--10.9%
            ------------------------------------------------
 15,000,000 (2)5.201%-5.271%, 6/1/1999-6/2/1999                  15,000,000
            ------------------------------------------------   ------------
            TOTAL U.S. GOVERNMENT AGENCIES                      146,715,453
            ------------------------------------------------   ------------
            TOTAL INVESTMENTS (AT AMORTIZED COST)(3)           $146,715,453
            ------------------------------------------------   ------------

(1) Discount rate at time of purchase.

(2) Floating rate note with current rate and next reset date.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($136,966,780) at May 31, 1999.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------
Total investments in securities, at amortized
cost and value                                  $146,715,453
-----------------------------------------------
Cash                                                     849
-----------------------------------------------
Income receivable                                    749,320
----------------------------------------------- ------------
  Total assets                                   147,465,622
----------------------------------------------- ------------
LIABILITIES:
----------------------------------
Payable for investments purchased   $10,000,000
----------------------------------
Income distribution payable             497,719
----------------------------------
Accrued expenses                          1,123
---------------------------------- ------------
  Total liabilities                               10,498,842
----------------------------------------------- ------------
Net Assets for 136,966,780 shares outstanding   $136,966,780
----------------------------------------------- ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:
-----------------------------------------------
$136,966,780 / 136,966,780 shares outstanding          $1.00
----------------------------------------------- ------------

(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------
Interest                                                             $3,489,562
-------------------------------------------------------------------  ----------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $ 357,779
--------------------------------------------------------
Administrative personnel and services fee                   107,334
--------------------------------------------------------
Custodian fees                                                5,099
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses     33,926
--------------------------------------------------------
Directors'/Trustees' fees                                     3,195
--------------------------------------------------------
Auditing fees                                                 6,423
--------------------------------------------------------
Legal fees                                                    1,069
--------------------------------------------------------
Portfolio accounting fees                                    19,962
--------------------------------------------------------
Share registration costs                                      7,857
--------------------------------------------------------
Printing and postage                                          2,719
--------------------------------------------------------
Insurance premiums                                            1,429
--------------------------------------------------------
Miscellaneous                                                 5,379
--------------------------------------------------------  ---------
  Total expenses                                            552,171
--------------------------------------------------------
Waiver--
--------------------------------------------------------
  Waiver of investment advisory fee                        (143,112)
--------------------------------------------------------  ---------
    Net expenses                                                        409,059
-------------------------------------------------------------------  ----------
      Net investment income                                          $3,080,503
-------------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED       YEAR ENDED
                                             (UNAUDITED)   NOVEMBER 30,
                                            MAY 31, 1999       1998
                                            -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------
OPERATIONS--
-------------------------------------------
Net investment income                       $   3,080,503  $   5,778,501
------------------------------------------- -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------
Distributions from net investment income       (3,080,503)    (5,778,501)
------------------------------------------- -------------  -------------
SHARE TRANSACTIONS--
-------------------------------------------
Proceeds from sale of shares                  124,609,733    237,093,604
-------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                        1,143,000      2,832,030
-------------------------------------------
Cost of shares redeemed                      (123,775,040)  (228,101,846)
------------------------------------------- -------------  -------------
  Change in net assets resulting from share
   transactions                                 1,977,693     11,823,788
------------------------------------------- -------------  -------------
    Change in net assets                        1,977,693     11,823,788
-------------------------------------------
NET ASSETS:
-------------------------------------------
Beginning of period                           134,989,087    123,165,299
------------------------------------------- -------------  -------------
End of period                               $ 136,966,780  $ 134,989,087
------------------------------------------- -------------  -------------

See Notes which are an integral part of the Financial Statements


NEWPOINT GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS            YEAR ENDED NOVEMBER 30,
                            ENDED      -----------------------------------------
                         (UNAUDITED)
                         MAY 31, 1999    1998     1997    1996    1995   1994(1)
                         ------------  -------- -------- ------- ------- -------
NET ASSET VALUE,
BEGINNING OF PERIOD         $1.00       $1.00    $1.00    $1.00   $1.00   $1.00
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
  Net investment income      0.02        0.05     0.05     0.05    0.05    0.03
------------------------
LESS DISTRIBUTIONS
------------------------
  Distributions from net
  investment income         (0.02)      (0.05)   (0.05)   (0.05)  (0.05)  (0.03)
------------------------    -----       -----    -----    -----   -----   -----
NET ASSET VALUE, END OF
PERIOD                      $1.00       $1.00    $1.00    $1.00   $1.00   $1.00
------------------------    -----       -----    -----    -----   -----   -----
TOTAL RETURN (2)             2.17%       4.92%    4.93%    4.83%   5.24%   3.25%
------------------------
RATIOS TO AVERAGE NET
ASSETS
------------------------
  Expenses (3)               0.77%(4)    0.80%    0.80%    0.83%   0.94%   0.97%
------------------------
  Net investment income
   (3)                       4.11%(4)    4.62%    4.64%    4.53%   4.92%   3.04%
------------------------
  Expenses (after
   waivers)                  0.57%(4)    0.60%    0.60%    0.63%   0.74%   0.77%
------------------------
  Net investment income
  (after waivers)            4.31%(4)    4.82%    4.84%    4.73%   5.12%   3.24%
------------------------
SUPPLEMENTAL DATA
------------------------
  Net assets, end of
  period
  (000 omitted)              $136,967  $134,989 $123,165 $85,230 $99,674 $63,868
------------------------

(1) As of February 4, 1994, Investment Shares were no longer offered and ceased to exist. Prior to that date, the Fund had offered two classes of shares known as Trust Shares and Investment Shares.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) During the period certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements


NEWPOINT GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Newpoint Government Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER--Investment transactions are accounted for on the trade date.



NEWPOINT GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1999, capital paid-in aggregated $136,966,780.

Transactions in shares were as follows:

                                                SIX MONTHS
                                                  ENDED         YEAR ENDED
                                               MAY 31, 1999  NOVEMBER 30, 1998
---------------------------------------------- ------------  -----------------
Shares sold                                     124,609,733     237,093,604
----------------------------------------------
Shares issued to shareholders in payment of
distributions declared                            1,143,000       2,832,030
----------------------------------------------
Shares redeemed                                (123,775,040)   (228,101,846)
---------------------------------------------- ------------    ------------
Net change resulting from share transactions    1,977,693      11,823,788
---------------------------------------------- ------------    ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--FirstMerit Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntary choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


NEWPOINT GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

(5) YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



TRUSTEES                         OFFICERS

John F. Donahue                  John F. Donahue
                                  Chairman
Thomas G. Bigley                 Edward C. Gonzales
John T. Conroy, Jr.               President and Treasurer
William J. Copeland              J. Christopher Donahue
                                  Executive Vice President
John F. Cunningham               Richard B. Fisher
J. Christopher Donahue            Vice President
Lawrence D. Ellis, M.D.          John W. McGonigle
                                  Executive Vice President and Secretary
Edward C. Gonzales               Beth S. Broderick
Peter E. Madden                   Vice President and Assistant Treasurer


Charles F. Mansfield, Jr.        C. Todd Gibson
                                  Assistant Secretary
John E. Murray, Jr., J.D., S.J.D.
Marjorie P. Smuts
John S. Walsh

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning each Fund's objective and policies, management fees, expenses and other information.